Business Combinations - Fair Value of Assets and Liabilities (Detail) - 2017 Acquisitions [member] € in Thousands	Jan. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Inventory	€ 1,895
Other assets	187
Total identifiable net assets acquired	2,082
Goodwill arising on acquisition	2,041
Consideration transferred	€ 4,123